Equity (Tables)	12 Months Ended
Dec. 31, 2017
Stockholders' Equity Note [Abstract]
Schedule of movements in accumulated other comprehensive income (loss)
Movements in AOCI for the years ended December 31, 2017 and 2016 were as follows:

	Net change in fair value of derivatives	Actuarial gain (loss) on pension obligations	Total
Balance as of December 31, 2015	$(18)	$(6,289)	$(6,307)
Total other comprehensive income (loss)	5,990	(1,452)	4,538
Balance as of December 31, 2016	$5,972	$(7,741)	$(1,769)
Total other comprehensive income	14,918	1,125	16,043
Balance as of December 31, 2017	$20,890	$(6,616)	$14,274